EQUITY INVESTMENTS - Narrative Variable Interest Entities (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 02, 2022	Jan. 03, 2021
Variable Interest Entity [Line Items]
Assets	$ 1,056,543	$ 980,343
Liabilities	$ 701,668	541,056
SPML Land, Inc.
Variable Interest Entity [Line Items]
Variable interest entity, ownership percentage	40.00%
Ownership by employees	60.00%
Assets	$ 22,400	21,400
Liabilities	$ 7,700	$ 9,900